Stockholders' Deficit (Details Textual 4) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Aug. 15, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Aug. 21, 2013	Nov. 12, 2013	Oct. 31, 2013	Aug. 16, 2013	Dec. 10, 2013
Class Of Warrant Or Right [Line Items]
Change in fair value of warrants		$ 88,000	$ 166,000	$ (254,000)	$ (166,000)	$ (296,000)
Common stock, shares issued		12,883,446		12,883,446		12,883,446	9,300,439
Warrants issued in connection with common stock private placement		1,099,000		1,099,000
Expected term	5 years
Stock price	$ 1.00
Risk-free interest rate	1.60%
Expected volatility	134.10%
Warrant [Member]
Class Of Warrant Or Right [Line Items]
Change in fair value of warrants	803,000			549,000		1,100,000
Warrants issued in connection with common stock private placement	1,099,000								1,099,000
Exercise price of warrants		$ 0.90		$ 0.90		$ 0.82	$ 1.10	$ 0.55				$ 1
Expected term								2 years 6 months
Stock price							$ 0.80	$ 0.47
Risk-free interest rate								0.44%
Expected volatility								143.00%
Dividend yield								0.00%
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants accounted for as a liability						1,099,000
Change in fair value of warrants						(296,000)
Fair Value, Net Asset (Liability)		549,000		549,000		803,000
Investor Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants	1,463,667
Change in fair value of warrants	803,000
Investor Warrants [Member] | Warrant [Member]
Class Of Warrant Or Right [Line Items]
Common stock, shares issued									292,733
Placement agent warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants									292,733
Exercise price of warrants		$ 0.6		$ 0.6		$ 0.60
Placement agent warrants [Member] | Warrant [Member]
Class Of Warrant Or Right [Line Items]
Common stock, shares issued	1,463,667
Series E Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Change in fair value of warrants										$ 278,000
Common stock, shares issued										818,000			585,467
Exercise price of warrants										$ 0.50
Expected term										2 years 6 months
Stock price										$ 0.47
Risk-free interest rate										0.44%
Expected volatility										143.00%
Dividend yield										0.00%
Series E Preferred Stock [Member] | Warrant [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants										$ 0.55